FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Remaining contractual life of the derivatives portfolio (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	$ 2,938,142	$ 6,252,270
Derivative financial liabilities	2,679,643	6,710,364
Derivative financial instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	2,938,142	6,252,270
Derivative financial liabilities	2,679,643	6,710,364
Derivative financial instruments | Less than 1 year
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	1,642,934	5,013,845
Derivative financial liabilities	1,396,687	4,991,454
Derivative financial instruments | Between 1 and 3 years
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	688,506	740,169
Derivative financial liabilities	640,276	1,176,348
Derivative financial instruments | Greater than 3 years
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	606,702	498,256
Derivative financial liabilities	642,680	542,562
Forwards
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	1,136,475	4,384,921
Derivative financial liabilities	973,662	4,536,834
Forwards | Less than 1 year
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	1,105,226	4,235,981
Derivative financial liabilities	943,804	4,419,918
Forwards | Between 1 and 3 years
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	31,249	147,826
Derivative financial liabilities	29,858	116,916
Forwards | Greater than 3 years
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	0	1,114
Swaps
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	1,699,289	1,656,761
Derivative financial liabilities	1,623,499	1,940,943
Swaps | Less than 1 year
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	440,817	642,305
Derivative financial liabilities	376,346	419,251
Swaps | Between 1 and 3 years
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	651,770	517,314
Derivative financial liabilities	604,473	979,130
Swaps | Greater than 3 years
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	606,702	497,142
Derivative financial liabilities	642,680	542,562
Options
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	102,378	210,588
Derivative financial liabilities	82,482	232,587
Options | Less than 1 year
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	96,891	135,559
Derivative financial liabilities	76,537	152,285
Options | Between 1 and 3 years
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	5,487	75,029
Derivative financial liabilities	$ 5,945	$ 80,302